Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Merger Agreement

On September 4, 2024, the Company entered into the Merger Agreement with the Merger Sub and Beeline Financial Holdings, Inc. (“Beeline”). Beeline is a mortgage technology company that operates an end-to-end, all-digital, AI-enhanced platform for homeowners and property investors. On October 7, 2024, the parties executed Amendment No. 1 to the Merger Agreement.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of the Company, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Series F Preferred Stock and a total of 517,771 shares of Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of the Company’s common stock measured by the same ratio.

The sale of the Company’s common stock and Series F Preferred Stock to the shareholders of Beeline was carried out in a transaction exempt from registration pursuant to SEC Regulation 506(b).

Debt Agreement

On October 7, 2024, a closing was held pursuant to the terms of the Debt Agreement. At that closing, the following transactions were completed:

●	Aegis, Bigger, District 2 and LDI transferred to the Company a total of 31,234 shares of the Company’s Series C Preferred Stock and 119,873 shares of the Company’s common stock. The Investors also released the Company from liability for $4.1 million of senior secured debt and $2.5 million of unsecured debt. In consideration of their surrender of stock and release of debt, the Company caused Craft C+P to be merged into a limited liability company owned by the Investors.

●	The Company issued a total of 255,474 shares of Series D Preferred Stock to Bigger and District 2, and Bigger and District 2 released the Company from liability for $2.6 million of unsecured debt.

●	The Company issued a total of 200,000 shares of Series E Preferred Stock to Bigger and District 2, and Bigger and District 2 released the Company from liability for $2.0 million of unsecured debt.

●	The Company transferred a total of 108,899 shares of Bridgetown Spirits Corp. to Bigger, District 2, Esping, WPE and Grammen, and those Investors released the Company from unsecured debt in the aggregate amount of $0.9 million.

●	The Company issued a total of 190,000 shares of common stock to Esping, WPE and Grammen, and those Investors released the Company from liability for $0.2 million of unsecured debt.

Preferred Stock

On October 7, 2024 the Company filed with the Nevada Secretary of State a Certificate of Designation of 255,474 shares of Series D Preferred Stock and a Certificate of Designation of 200,000 shares of Series E Preferred Stock and a Certificate of Designation of 70.0 million shares of Series F Preferred Stock and a Certificate of Designation of 1.0 million shares of Series F-1 Preferred Stock. The material terms of each class of Preferred Stock are:

Series D Preferred Stock. Each share of Series D Preferred Stock has a stated value of $10.00. The holder of Series D Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series D Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series D Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series D Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series D Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock. Each share of Series D Preferred Stock will be convertible into common stock by a conversion ratio equal to the stated value of the Series D share divided by the Series D Conversion Price. The initial Series D Conversion Price is $1.80 per common share, which is subject to equitable adjustment. The number of shares of common stock into which a holder may convert Series D Preferred Stock is limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Series E Preferred Stock. Each share of Series E Preferred Stock has a stated value of $10.00. The holder of Series E Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series E Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series E Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series E Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series E Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock. Commencing 390 days after the closing under the Debt Agreement (the “Measurement Date”), each share of Series E Preferred Stock will be convertible into common stock by a conversion ratio equal to the stated value of the Series E share divided by the Series E Conversion Price. The Series E Conversion Price on and after the Measurement Date will equal the average of the VWAPs for the five trading days immediately preceding the Measurement Date, subject to a “Floor Price” of $0.25 per share. The Series E Conversion Price and the Floor Price will be subject to equitable adjustment in the event of stock splits and the like. The number of shares of common stock into which a holder may convert Series E Preferred Stock is limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%.

Series F Preferred Stock. Each share of Series F Preferred Stock has a stated value of $0.50. The holder of Series F Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series F Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series F Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series F Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series F Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock.

Series F-1 Preferred Stock. The material terms of the Series F-1 Preferred Stock are identical to the material terms of the Series F Preferred Stock, except that holders of Series F-1 Preferred Stock are entitled to case one vote per share at any meeting of the Company’s shareholders.

Shareholder Approval. If the shareholders of the Company approve the conversion of the Series F and the Series F-1 Preferred Stock at a meeting to be called for that purpose, each such share will be convertible into common stock by a conversion ratio equal to the stated value of the Series F or F-1 share divided by the Series F Conversion Price. The initial Series F Conversion Price is $0.50 per common share, which is subject to a “Floor Price” equal to 20% of the “Minimum Price” as defined in the Nasdaq Rules. The Series F Conversion Price and the Floor Price are subject to equitable adjustment. In addition, if during the next two years the sum of the common shares outstanding on October 7, 2024 plus shares issuable on conversion of Preferred Stock plus shares issuable on conversion of securities issued in the initial financing of the post-merger company plus shares issued to settle pre-existing liabilities (collectively, the “Measuring Shares”) exceeds 14,848,485, then the Series F Conversion Price will be adjusted to retain the ratio of common share issuable on conversion to the Measuring Shares. Likewise, if the number of Measuring Shares on October 7, 2025 is less than 14,848,485, then the Series F Conversion Price will be adjusted to retain the ration of the Measuring Shares to the number of shares issuable on conversion. The number of shares of common stock into which a holder (other than a holder otherwise subject to Section 16(a) of the Exchange Act) may convert Series F or Series F-1 Preferred Stock will be limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 4.99%.

Series C Preferred Stock

On October 25, 2024, the SPV transferred its remaining Series C Preferred Stock, 117,586 shares, to members in proportion to the membership interest of each. These shares were then converted to 1.1 million shares of the Company’s common stock.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Senior Secured Notes

Purchase Agreement

On November 14, 2024, the Company sold $1.9 million in aggregate principal amount of Senior Secured Notes (the “Notes”) and Pre-Funded Warrants to purchase a total of 363,602 shares of common stock (the “Warrants”) for total gross proceeds of $1.6 million in a private placement offering (the “Offering”).The Notes and Warrants were sold pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) with accredited investors (each, an “Investor” and together the “Investors”).

The Notes have a maturity date of 120 days from issuance, were issued with a 20% original issue discount and do not bear interest unless and until one or more of the customary events of default set forth therein occurs, whereupon each Note will bear interest at a rate of 18% per annum. If the Note remains outstanding for 180 days, the Note also requires a special one-time interest payment of 30% which will increase the principal of each Note accordingly. Upon the occurrence of an event of default, each Investor also has the right to require the Company to pay all or any portion of the Note at a 25% premium. Further, the Company is required to prepay the Notes in connection with certain sales of securities or assets at each Investor’s election in an amount equal to 35% of the gross proceeds from such sales. The Company also has the right to prepay all, but not less than all, of the outstanding amounts under the Notes, at its election. The Notes contain certain restrictive covenants, including covenants precluding the Company and its subsidiaries from incurring indebtedness, transferring assets, changing the nature of its business, and engaging in certain other actions, subject to certain exceptions.

The Warrants have a term of five years from issuance and are exercisable at an exercise price of $0.50 per share (of which $0.499 per share was pre-funded by each Investor). The Warrants will be exercisable beginning upon shareholder approval of the issuance of the Common Stock issuable upon exercise of such Warrants in accordance with the rules of The Nasdaq Capital Market and an increase in the authorized Common Stock of the Company. If at any time after exercising the Warrants, there is no effective registration statement registering, or the prospectus contained therein is not available for use, then the Warrants may also be exercised, in whole or in part, by means of a “cashless exercise.”

The Company also entered in three forms of side letters with the Investors which (i) permitted one Investor which with an affiliate invested $0.4 million to exchange that amount of stated value of shares of Series F Preferred Stock for a $0.4 million 120-day promissory note to another affiliate, which note was issued immediately prior to the closing of the Offering and has substantially identical terms to the Notes issued therein, except it is subordinated with respect to its security interest, (ii) permit two Investors to convert Series D Preferred Stock beginning on April 7, 2025, and (iii) permit two Investors to receive a number of shares of Series F equal to 50% of their investment amount, or $0.1 million each, using the stated value of the Series F Preferred Stock, which is $0.50 per share, to determine the number of shares of Series F Preferred Stock.

Promissory Note

On October 30, 2024, the Company entered into a Promissory Note with LDI for $0.3 million. A balloon payment of the entire outstanding principal balance of the indebtedness together with all accrued interest shall be due and payable in full on November 24, 2024, totaling $0.4 million.

Employment Agreement: Chief Executive Officer

The Merger Agreement provided that, as a condition to closing of the Merger, The Employment Agreement between the Company and Geoffrey Gwin, the Company’s Chief Executive Officer, would be amended in a manner satisfactory to the Company, Beeline and Mr. Gwin. Accordingly, at the time of the Merger, the Company’s Employment Agreement with Geoffrey Gwin was amended as follows:

●	The performance bonuses in the Employment Agreement were replaced by a bonus of $90,000. On October 15, 2024, the Company issued 180,000 shares of common stock to Mr. Gwin at $0.50 per share in satisfaction of the Company’s bonus obligation.
●	The Company issued 400,000 shares of common stock to Mr. Gwin, which will vest on the earlier of March 31, 2025 or the date on which Mr. Gwin’s employment is terminated without cause.
●	The Company covenanted that, in the event that the conversion price of the Series F Preferred Stock is reduced, the Company will issue to Mr. Gwin a number of common shares equal to one percent of the additional shares issued as a result of the adjustment.
●	The Company agreed to issue 100,000 shares of common stock to Mr. Gwin if he is terminated by the Company without cause.
18. Subsequent Events During February 2024, LD Investments advanced the Company $0.6 million. The principal owner of LD Investments is Patrick Kilkenny.